Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-38474
Entity Registrant Name	Jerash Holdings (US), Inc.
Entity Central Index Key	0001696558
Entity Tax Identification Number	81-4701719
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	277 Fairfield Road
Entity Address, Address Line Two	Suite 338
Entity Address, City or Town	Fairfield
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07004
City Area Code	201
Local Phone Number	285-7973
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	JRSH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false